INVESTORS
                             LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                               SEPARATE ACCOUNT I
                              FINANCIAL STATEMENTS
                                December 31, 2002
                                    (Audited)
















This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account I variable annuity contracts. This report is not authorized for distribution to prospective purchasers of such contracts unless it is accompanied by a current prospectus.

--------------------------------------------------------------------------------
Investors Life Insurance
Company of North America
Administrative Offices: Austin, Texas

EP-21917U

                       Report of Independent Accountants

To the Contract Owners of Investors Life Insurance Company of North America Separate Account I and the Board of Directors of Investors Life Insurance Company of North America

In our opinion, the accompanying statement of net assets and the related individual statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subdivisions comprising the Investors Life Insurance Company of North America Separate Account I (the Separate Account) at December 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Dallas, Texas
February 14, 2003


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




               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                        COMBINED STATEMENT OF NET ASSETS
                               DECEMBER 31, 2002
                                   (Audited)

                                     ASSETS


Investments at Market Value (Notes 1 and 2):
 Portfolios of Putnam Capital Manager Trust:

Putnam Variable Trust Money Market
          799,343  qualified shares             (Cost $   799,343)  $   799,343
        1,375,933  non-qualified shares         (Cost $ 1,375,933)    1,375,933

Putnam Variable Trust Income
          148,884  qualified shares             (Cost $ 2,111,228)    1,928,054
          362,007  non-qualified shares         (Cost $ 4,894,801)    4,687,985

Putnam Variable Trust Growth and Income II
          448,883  qualified shares             (Cost $11,806,182)    8,416,557
           94,364  shares owned by
                    Investors Life              (Cost $ 2,481,881)    1,769,318
          190,947  non-qualified shares         (Cost $ 4,648,673)    3,580,260
           94,799  shares owned by
                    Investors Life              (Cost $ 2,307,925)    1,777,488

Putnam Variable Trust Voyager
           20,242  qualified shares             (Cost $   689,570)      425,086
           66,047  shares owned by
                    Investors Life              (Cost $ 2,249,970)    1,386,995
           23,196  non-qualified shares         (Cost $   817,478)      487,120
           66,109  shares owned by
                    Investors Life              (Cost $ 2,329,825)    1,388,297

Total Assets                                                        $28,022,436

                                   NET ASSETS


Net Assets (Notes 3 and 6):

Putnam Variable Trust Money Market
          319,933  qualified accumulation
                    units outstanding           ($2.498471 per unit)$   799,343
          554,718  non-qualified accumulation
                    units outstanding           ($2.480419 per unit)  1,375,933

Putnam Variable Trust Income
          451,461  qualified accumulation
                    units outstanding           ($4.270698 per unit)  1,928,054
        1,110,325  non-qualified accumulation
                    units outstanding           ($4.222174 per unit)  4,687,985

Putnam Variable Trust Growth and Income II
        1,215,291  qualified accumulation
                    units outstanding           ($6.925549 per unit)  8,416,557
          255,477  Investors Life equity        ($6.925549 per unit)  1,769,318
          601,113  non-qualified accumulation
                    units outstanding           ($5.956051 per unit)  3,580,260
          298,434  Investors Life equity        ($5.956051 per unit)  1,777,488

Putnam Variable Trust Voyager
          153,240  qualified accumulation
                    units outstanding           ($2.773989 per unit)    425,086
          500,000  Investors Life equity        ($2.773989 per unit)  1,386,995
          175,438  non-qualified accumulation
                    units outstanding           ($2.776593 per unit)    487,120
          500,000  Investors Life equity        ($2.776593 per unit)  1,388,297

Net Assets                                                          $28,022,436

   The accompanying notes are an integral part of these financial statements.


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




               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                          Year Ended December 31, 2002
                                   (Audited)



                                                                                Putnam          Putnam
                                                                                Variable        Variable
                                                                                Trust           Trust
                                                                                Money           Money
                                                                                Market          Market
                                                                                Qualified       Non-Qualified
Investment Income:
      Dividends                                                                 $    13,508     $    21,574

Expenses:
      Mortality risk and expense fees guarantees (Notes 1 and 3)                     11,100          17,819

      Investment income (loss) - net                                                  2,408           3,755


Net realized capital gain distributions                                                   0               0

Net realized gain (loss) on investments:
      Proceeds from sale of shares                                                  364,332         447,928
      Cost of shares sold                                                           364,332         447,928

      Net realized gain (loss) on investments                                             0               0

      Change in unrealized appreciation (depreciation) in value of investments            0               0

      Net realized and unrealized gain (loss) on investments                              0               0


Net Increase (Decrease) in Net Assets from Operations                           $     2,408     $     3,755


   The accompanying notes are an integral part of these financial statements.


                                                                                Putnam          Putnam
                                                                                Variable        Variable
                                                                                Trust Income    Trust Income
                                                                                Fund            Fund
                                                                                Qualified       Non-Qualified
Investment Income:
      Dividends                                                                 $    88,308     $   246,405

Expenses:
      Mortality risk and expense fees guarantees (Notes 1 and 3)                     21,471          56,184

      Investment income (loss) - net                                                 66,837         190,221


Net realized capital gain distributions                                                   0               0

Net realized gain (loss) on investments:
      Proceeds from sale of shares                                                   63,697         576,253
      Cost of shares sold                                                            61,124         552,739

      Net realized gain (loss) on investments                                         2,573          23,514

      Change in unrealized appreciation (depreciation) in value of investments       51,318          96,698

      Net realized and unrealized gain (loss) on investments                         53,891         120,212


Net Increase (Decrease) in Net Assets from Operations                           $   120,728       $ 310,433


   The accompanying notes are an integral part of these financial statements.



                                                                                Putnam          Putnam
                                                                                Variable        Variable
                                                                                Trust Growth    Trust Growth
                                                                                and Income II   and Income II
                                                                                Qualified*      Non-Qualified*
Investment Income:
      Dividends                                                                 $   214,316     $   118,721

Expenses:
      Mortality risk and expense fees guarantees (Notes 1 and 3)                    143,332          77,628

      Investment income (loss) - net                                                 70,984          41,093


Net realized capital gain distributions                                              71,242          39,465

Net realized gain (loss) on investments:
      Proceeds from sale of shares                                                1,591,589       1,144,069
      Cost of shares sold                                                         1,720,992       1,446,811

      Net realized gain (loss) on investments                                      (129,403)       (302,742)

      Change in unrealized appreciation (depreciation) in value of investments   (2,674,113)     (1,222,073)

      Net realized and unrealized gain (loss) on investments                     (2,732,274)     (1,485,350)


Net Increase (Decrease) in Net Assets from Operations                           $(2,661,290)    $(1,444,257)


   The accompanying notes are an integral part of these financial statements.

*Includes shares owned by Investors Life


                                                                                Putnam          Putnam
                                                                                Variable        Variable
                                                                                Trust           Trust
                                                                                Voyager         Voyager
                                                                                Qualified*      Non-Qualified*
Investment Income:
      Dividends                                                                 $    17,378     $    19,011

Expenses:
      Mortality risk and expense fees guarantees (Notes 1 and 3)                     24,623          26,208

      Investment income (loss) - net                                                 (7,245)         (7,197)


Net realized capital gain distributions                                                   0               0

Net realized gain (loss) on investments:
      Proceeds from sale of shares                                                   97,202          83,662
      Cost of shares sold                                                            87,420          76,339

      Net realized gain (loss) on investments                                         9,782           7,323

      Change in unrealized appreciation (depreciation) in value of investments     (658,626)       (702,396)

      Net realized and unrealized gain (loss) on investments                       (648,844)       (695,073)


Net Increase (Decrease) in Net Assets from Operations                           $  (656,089)    $  (702,270)


   The accompanying notes are an integral part of these financial statements.

*Includes shares owned by Investors Life

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                          Year Ended December 31, 2002
                                   (Audited)


                                                                                Putman          Putman
                                                                                Variable        Variable
                                                                                Trust           Trust
                                                                                Money           Money
                                                                                Market          Market
                                                                                Qualified       Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $     2,408     $     3,755
    Realized capital gain distributions                                                   0               0
    Net realized gain (loss) on investments                                               0               0
    Change in appreciation (depreciation) in value of investments                         0               0

    Net Increase (Decrease) in net assets from operations                             2,408           3,755


Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                            42,544         195,771
    Net contract surrenders and transfers out (Note 3)                             (347,446)       (357,980)
    Benefit payments to annuitants                                                   (7,086)        (32,092)

    Net Increase (Decrease) from accumulation unit transactions                    (311,988)       (194,301)

Net Increase (Decrease) in Net Assets                                           $  (309,580)    $  (190,546)
Net Assets:
    Net assets at December 31, 2001                                             $ 1,108,923     $ 1,566,479

    Net assets at December 31, 2002                                             $   799,343     $ 1,375,933


                          Year Ended December 31, 2001





                                                                                Putnam          Putnam
                                                                                Variable        Variable
                                                                                Trust           Trust
                                                                                Money           Money
                                                                                Market          Market
                                                                                Qualified       Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $    30,989     $    44,319
    Realized capital gain distributions                                                   0               0
    Net realized gain (loss) on investments                                               0               0
    Change in appreciation (depreciation) in value of investments                         0               0

    Net Increase (Decrease) in net assets from operations                            30,989          44,319


Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                             1,215               0
    Net contract surrenders and transfers out (Note 3)                              (58,592)       (209,737)
    Benefit payments to annuitants                                                   (6,984)       (100,553)

    Net Increase (Decrease) from accumulation unit transactions                     (64,361)       (310,290)

Net Increase (Decrease) in Net Assets                                           $   (33,372)    $  (265,971)

Net Assets:
    Net assets at December 31, 2000                                             $ 1,142,295     $ 1,832,450

    Net assets at December 31, 2001                                             $ 1,108,923     $ 1,566,479


   The accompanying notes are an integral part of these financial statements.

                                                                                Putnam          Putman
                                                                                Variable        Variable
                                                                                Trust           Trust
                                                                                Income          Income
                                                                                Fund            Fund
                                                                                Qualified       Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $    66,837     $   190,221
    Realized capital gain distributions                                                   0               0
    Net realized gain (loss) on investments                                           2,573          23,514
    Change in appreciation (depreciation) in value of investments                    51,318          96,698

    Net Increase (Decrease) in net assets from operations                           120,728         310,433

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                           177,114          36,879
    Net contract surrenders and transfers out (Note 3)                              (23,081)       (413,002)
    Benefit payments to annuitants                                                  (18,534)        (71,675)

    Net Increase (Decrease) from accumulation unit transactions                     135,499        (447,798)

Net Increase (Decrease) in Net Assets                                           $   256,227     $  (137,365)
Net Assets:
    Net assets at December 31, 2001                                             $ 1,671,827     $ 4,825,350

    Net assets at December 31, 2002                                             $ 1,928,054     $ 4,687,985


                          Year Ended December 31, 2001


                                                                                Putnam          Putman
                                                                                Variable        Variable
                                                                                Trust           Trust
                                                                                Income          Income
                                                                                Fund            Fund
                                                                                Qualified       Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $    92,993     $   268,590
    Realized capital gain distributions                                                   0               0
    Net realized gain (loss) on investments                                           4,170          19,861
    Change in appreciation (depreciation) in value of investments                     5,112           8,362

    Net Increase (Decrease) in net assets from operations                           102,275         296,633


Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                             2,415               0
    Net contract surrenders and transfers out (Note 3)                              (70,907)       (327,602)
    Benefit payments to annuitants                                                  (19,743)        (85,763)

    Net Increase (Decrease) from accumulation unit transactions                     (88,235)       (413,365)

Net Increase (Decrease) in Net Assets                                           $   (14,040)    $  (116,732)

Net Assets:
    Net assets at December 31, 2000                                             $ 1,657,787     $ 4,942,082

    Net assets at December 31, 2001                                             $ 1,671,827     $ 4,825,350


   The accompanying notes are an integral part of these financial statements.


                                                                                Putnam          Putnam
                                                                                Variable        Variable
                                                                                Trust Growth    Trust Growth
                                                                                and Income II   and Income II
                                                                                Qualified*      Non-Qualified*
Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $    70,984     $    41,093
    Realized capital gain distributions                                              71,242          39,465
    Net realized gain (loss) on investments                                        (129,403)       (302,742)
    Change in appreciation (depreciation) in value of investments                (2,674,113)     (1,222,073)

    Net Increase (Decrease) in net assets from operations                        (2,661,290)     (1,444,257)


Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                            67,542           6,338
    Net contract surrenders and transfers out (Note 3)                           (1,293,223)       (942,172)
    Benefit payments to annuitants                                                 (133,996)        (84,310)

    Net Increase (Decrease) from accumulation unit transactions                  (1,359,677)     (1,020,144)

Net Increase (Decrease) in Net Assets                                           $(4,020,967)    $(2,464,401)

Net Assets:
    Net assets at December 31, 2001                                             $14,206,842     $ 7,822,149

    Net assets at December 31, 2002                                             $10,185,875     $ 5,357,748


*Includes shares owned by Investors Life

                          Year Ended December 31, 2001




                                                                                Putnam          Putnam
                                                                                Variable        Variable
                                                                                Trust Growth    Trust Growth
                                                                                and Income II   and Income II
                                                                                Qualified*      Non-Qualified*
Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $    79,097     $    42,765
    Realized capital gain distributions                                             185,732         100,679
    Net realized gain (loss) on investments                                         317,380          32,282
    Change in appreciation (depreciation) in value of investments                (1,802,077)       (840,987)

    Net Increase (Decrease) in net assets from operations                        (1,219,868)       (665,261)


Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                            90,125         131,298
    Net contract surrenders and transfers out (Note 3)                           (1,639,021)       (590,487)
    Benefit payments to annuitants                                                  (89,620)       (127,113)

    Net Increase (Decrease) from accumulation unit transactions                  (1,638,516)       (586,302)

Net Increase (Decrease) in Net Assets                                           $(2,858,384)    $(1,251,563)

Net Assets:
    Net assets at December 31, 2000                                             $17,065,226     $ 9,073,712

    Net assets at December 31, 2001                                             $14,206,842     $ 7,822,149


   The accompanying notes are an integral part of these financial statements.

*Includes shares owned by Investors Life


                                                                                Putnam          Putnam
                                                                                Variable        Variable
                                                                                Trust           Trust
                                                                                Voyager         Voyager
                                                                                Qualified*      Non-Qualified*
Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $    (7,245)    $    (7,197)
    Realized capital gain distributions                                                   0               0
    Net realized gain (loss) on investments                                           9,782           7,323
    Change in appreciation (depreciation) in value of investments                  (658,626)       (702,396)

    Net Increase (Decrease) in net assets from operations                          (656,089)       (702,270)


Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                            93,023          13,733
    Net contract surrenders and transfers out (Note 3)                              (72,792)        (34,819)
    Benefit payments to annuitants                                                   (5,891)        (17,263)

    Net Increase (Decrease) from accumulation unit transactions                      14,340         (38,349)

Net Increase (Decrease) in Net Assets                                           $  (641,749)    $  (740,619)
Net Assets:
    Net assets at December 31, 2001                                             $ 2,453,830     $ 2,616,036

    Net assets at December 31, 2002                                             $ 1,812,081     $ 1,875,417


*Includes shares owned by Investors Life

                          Year Ended December 31, 2001


                                                                                Putnam          Putnam
                                                                                Variable Trust  Variable Trust
                                                                                Voyager         Voyager
                                                                                Qualified*      Non-Qualified*
Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                              $     4,004     $     5,220
    Realized capital gain distributions                                             593,211         657,866
    Net realized gain (loss) on investments                                          23,911          38,958
    Change in appreciation (depreciation) in value of investments                (1,362,268)     (1,516,146)

    Net Increase (Decrease) in net assets from operations                          (741,142)       (814,102)


Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                             8,143         136,144
    Net contract surrenders and transfers out (Note 3)                              (26,944)       (116,030)
    Benefit payments to annuitants                                                   (7,880)         (1,145)

    Net Increase (Decrease) from accumulation unit transactions                     (26,681)         18,969

Net Increase (Decrease) in Net Assets                                           $  (767,823)    $  (795,133)

Net Assets:
    Net assets at December 31, 2000                                             $ 3,221,653     $ 3,411,169

    Net assets at December 31, 2001                                             $ 2,453,830     $ 2,616,036


   The accompanying notes are an integral part of these financial statements.

*Includes shares owned by Investors Life

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2002

Note 1. Organization

Investors Life Insurance Company of North America ("Investors Life") established Investors Life Insurance Company of North America - Separate Account I (the"Separate Account") as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four Divisions, each corresponding to a portfolio of Putnam Variable Trust. Prior to the substitution of shares of Putnam Variable Trust for shares of CIGNA Annuity Funds Group as the underlying funding vehicle for the Separate Account (the "Substitution"), the Separate Account contained five divisions. The Substitution was effective as of April 18, 1995, following approvals of the Substitution by the U.S. Securities and Exchange Commission and the contractholders having their contract values determined by the affected portfolios of the CIGNA Annuity Funds Group. In connection with the Substitution, the Equity Division was merged with the Growth and Income Division; thereafter, the Equity Division was renamed the Growth and Income Division II. Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund, Putnam Variable Trust Growth and Income Fund or Putnam Variable Trust Voyager Fund. The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of Putnam Variable Trust designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (see Note 3), and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of the investments is based on closing bid prices (net asset value) at December 31, 2002; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date;
(c) the cost of investments sold is determined on the first-in, first-out method. See Notes 4 and 5 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the twelve-month period ended December 31, 2002, were $306,187 after deductions for premium taxes of $0. Contract owners have limited rights to transfer their contract values between Separate Account Divisions. For the twelve-month period ended December 31, 2002, the total of all transfers between Separate Account divisions was $326,757. Contract surrender benefits amounted to $3,484,515. Annuity benefits amounted to $370,847. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net value of the Separate Account.

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Internal Revenue Code so warrant.

Note 5. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations.

Note 6. Accumulation Unit Transactions

Year Ended December 31, 2002

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the year ended December 31, 2002, and units outstanding at December 31, 2002 were as follows:

                                                Putnam           Putnam
                                                Variable Trust   Variable Trust
                                                Money Market     Money Market
                                                Qualified        Non-Qualified

Units outstanding at December 31, 2001            444,922          633,142

Units purchased and transfers in                   17,030           78,977

Benefits, surrenders and transfers out           (142,019)        (157,401)

Units outstanding at December 31, 2002            319,933          554,718



                                                Putnam Variable  Putnam Variable
                                                Trust Income     Trust Income
                                                Fund             Funds
                                                Qualified        Non-Qualified

Units outstanding at December 31, 2001            418,101        1,220,712

Units purchased and transfers in                   43,570            9,090

Benefits, surrenders and transfers out            (10,210)        (119,477)

Units outstanding at December 31, 2002            451,461        1,110,325

                                                Putnam           Putnam
                                                Variable         Variable
                                                Trust Growth     Trust Growth
                                                and Income II    and Income II
                                                Qualified*       Non-Qualified*

Units outstanding at December 31, 2001          1,645,816        1,054,930

Units purchased and transfers in                    8,754            1,035

Benefits, surrenders and transfers out           (183,802)        (156,418)

Units outstanding at December 31, 2002          1,470,768          899,547




                                                Putnam           Putnam
                                                Variable Trust   Variable Trust
                                                Voyager          Voyager
                                                Qualified*       Non-Qualified*

Units outstanding at December 31, 2001            643,967          687,373

Units purchased and transfers in                   31,839            4,705

Benefits, surrenders and transfers out            (22,566)         (16,640)

Units outstanding at December 31, 2002            653,240          675,438

The accumulation units for the eight subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 2002, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:



                                                             Accumulation       Aggregate       Monthly         Annuity
                                                                 Units            Value      Annuity Units    Unit Value

Putnam Variable Trust Money Market, Qualified                    30,785         $  76,915          825         $0.7230287
Putnam Variable Trust Money Market, Non-Qualified               190,563         $ 472,674        8,665         $0.7233270
Putnam Variable Trust Growth and Income II, Qualified           120,934         $ 837,534        6,312         $1.2372856
Putnam Variable Trust Growth and Income II, Non-Qualified        91,401         $ 544,389        5,486         $1.3309265
Putnam Variable Trust Income Fund, Qualified                     57,727         $ 246,535        1,517         $1.3216314
Putnam Variable Trust Income Fund, Non-Qualified                180,181         $ 760,756       10,116         $1.3195939
Putnam Variable Trust Voyager, Qualified                         22,408         $  62,160          462         $0.6176365
Putnam Variable Trust Voyager, Non-Qualified                     64,741         $ 179,759        3,398         $0.3839432


Note 7. Expense Ratios and Net Investment Income Ratios

Year Ended December 31, 2002

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios and investment income ratios, excluding expenses of the underlying funds, for each of the five years in the year ended December 31, 2002 were as follows:

Putnam Variable Trust
Money Market Fund
Qualified
                                   Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02      319,933    $2.4984710    $   799       1.20%      1.46%      0.26%

12/31/01      444,922    $2.4923990    $ 1,109       1.20%      3.93%      2.73%

12/31/00      470,961    $2.4254570    $ 1,142       1.20%      5.92%      4.72%

12/31/99      506,682    $2.3146040    $ 1,173       1.20%      4.67%      3.47%

12/31/98      593,464    $2.2336077    $ 1,326       1.20%      5.17%      3.97%



Putnam Variable Trust
Money Market Fund
Non-Qualified
                                  Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02      554,718    $2.4804190    $ 1,376       1.20%      1.45%      0.25%

12/31/01      633,142    $2.4741350    $ 1,566       1.20%      3.95%      2.75%

12/31/00      760,957    $2.4080840    $ 1,832       1.20%      5.90%      4.70%

12/31/99      899,105    $2.2980310    $ 2,066       1.20%      4.74%      3.54%

12/31/98      968,809    $2.2177178    $ 2,149       1.20%      5.11%      3.91%

Putnam Variable Trust Income
Qualified
                                  Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02      451,461    $4.2706980    $ 1,928       1.20%      4.94%      6.75%

12/31/01      418,101    $3.9986200    $ 1,672       1.20%      6.70%      6.05%

12/31/00      440,487    $3.7635330    $ 1,658       1.20%      7.02%      6.39%

12/31/99      552,955    $3.5263160    $ 1,950       1.20%      7.18%     -3.49%

12/31/98      772,236    $3.6429178    $ 2,813       1.20%      5.54%      6.76%



Putnam Variable Trust Income
Non-Qualified
                                  Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02    1,110,325    $4.2221740    $ 4,688       1.20%      5.26%      6.63%

12/31/01    1,220,712    $3.9528980    $ 4,825       1.20%      6.70%      6.08%

12/31/00    1,328,230    $3.7208030    $ 4,942       1.20%      7.19%      6.26%

12/31/99    1,582,528    $3.4861000    $ 5,517       1.20%      6.56%     -3.31%

12/31/98    1,781,007    $3.6007904    $ 6,413       1.20%      5.59%      6.77%

Putnam Variable Trust
Growth and Income II
Qualified
                                  Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02    1,470,768    $6.9255490    $10,186       1.20%      1.79%    -22.28%

12/31/01    1,645,816    $8.6320960    $14,207       1.20%      1.71%     -7.83%

12/31/00    1,833,941    $9.3052210    $17,065       1.20%      3.45%      5.98%

12/31/99    2,193,483    $8.7097810    $19,105       1.20%      2.53%      0.99%

12/31/98    2,497,011    $8.6751509    $21,662       1.20%      3.89%     13.20%



Putnam Variable Trust
Growth and Income II
Non-Qualified
                                  Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02      899,547    $5.9560510    $ 5,358       1.20%      1.84%    -22.33%

12/31/01    1,054,930    $7.4148510    $ 7,822       1.20%      1.71%     -7.87%

12/31/00    1,136,128    $7.9865230    $ 9,074       1.20%      3.64%      6.19%

12/31/99    1,390,750    $7.4762280    $10,398       1.20%      2.50%      0.83%

12/31/98    1,557,788    $7.4431478    $11,595       1.20%      3.98%     13.41%

Putnam Variable Trust
Voyager
Qualified
                                  Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02      653,240    $2.7739890    $ 1,812       1.20%      0.85%    -31.97%

12/31/01      643,967    $3.8104900    $ 2,454       1.20%      1.35%    -27.90%

12/31/00      650,099    $4.9556340    $ 3,222       1.20%      3.05%    -17.20%

12/31/99      698,305    $5.9952760    $ 4,187       1.20%      0.10%     50.15%

12/31/98      714,343    $3.8345659    $ 2,739       1.20%      0.24%     20.78%



Putnam Variable Trust
Voyager
Non-Qualified
                                  Net Assets
                                                   Expenses     Invest-
                                                   as a % of     ment
                             Unit                  Average      Income    Total
               Units        Value       (000s)     Net Assets   Ratio     Return
12/31/02      675,438    $2.7765930    $ 1,875       1.20%      0.87%    -32.15%

12/31/01      687,373    $3.8058460    $ 2,616       1.20%      1.38%    -28.25%

12/31/00      689,159    $4.9497560    $ 3,411       1.20%      2.98%    -17.72%

12/31/99      677,689    $5.9881160    $ 4,058       1.20%      0.10%     49.97%

12/31/98      679,382    $3.8298664    $ 2,602       1.20%      0.24%     22.39%

Note 8.  Recent Developments:

As of August 1, 2002, Separate Account assets were adjusted to reflect the results of a review of policyholder liability accounts. As a result of the review, the assets of the following divisions were increased as follows, with a corresponding increase in the unit values of policyholder interests in the Separate Account:

        Division                                                        Amount

        Putnam Variable Trust Growth and Income - Non Qualified     $  4,958.42
        Putnam Variable Trust Income - Qualified                    $ 85,301.60
        Putnam Variable Trust Income - Non Qualified                $ 36,779.42
        Putnam Variable Trust Voyager - Qualified                   $ 85,769.01
        Putnam Variable Trust Voyager - Non Qualified               $ 12,832.55

In addition, the assets of the following division were decreased as follows, with a corresponding decrease in the unit values of policyholder interests in the Separate Account:

        Division                                                        Amount

        Putnam Variable Trust Money Market - Qualified              $190,121.93
        Putnam Variable Trust Money Market - Non Qualified          $  1,265.11
        Putnam Variable Trust Growth and Income II - Qualified      $223,693.17